                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06551

Morgan Stanley Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

  NUMBER OF
    SHARES                                                                                         VALUE
------------------                                                                           ---------------

                      COMMON STOCKS (99.8%)
                      Advertising/Marketing Services (1.5%)
          145,277     Getty Images, Inc.*                                                    $     9,226,542
                                                                                             ---------------

                      Air Freight/Couriers (4.5%)
          231,809     C.H. Robinson Worldwide, Inc.                                              12,355,420
          264,076     Expeditors International of Washington, Inc.                               14,790,897
                                                                                             ---------------
                                                                                                 27,146,317
                                                                                             ---------------
                      Apparel/Footwear (2.0%)
          404,504     Coach, Inc.*                                                               12,094,670
                                                                                             ---------------

                      Biotechnology (2.0%)
          148,481     Genentech, Inc.*                                                           12,145,746
                                                                                             ---------------

                      Broadcasting (2.0%)
          621,400     Grupo Televisa S.A. (ADR) (Mexico)                                         11,999,234
                                                                                             ---------------

                      Casino/Gaming (1.7%)
          266,691     International Game Technology                                              10,118,256
                                                                                             ---------------

                      Chemicals: Agricultural (4.7%)
          336,206     Monsanto Co.                                                               28,305,183
                                                                                             ---------------

                      Computer Peripherals (0.0%)
          206,600     Seagate Technology, Inc. (Escrow) (a)*                                              0
                                                                                             ---------------

                      Computer Processing Hardware (3.9%)
          175,588     Apple Computer, Inc.*                                                      10,029,587
          551,547     Dell, Inc.*                                                                13,463,262
                                                                                             ---------------
                                                                                                 23,492,849
                                                                                             ---------------
                      Construction Materials (1.4%)
          151,598     Cemex S.A. de C.V. (ADR) (Mexico)                                           8,636,538
                                                                                             ---------------

                      Data Processing Services (4.4%)
          396,100     First Data Corp.                                                           17,840,344
          225,318     Paychex, Inc.                                                               8,782,896
                                                                                             ---------------
                                                                                                 26,623,240
                                                                                             ---------------
                      Discount Stores (7.9%)
          330,330     Costco Wholesale Corp.                                                     18,871,753
          187,458     Sears Holdings Corp.*                                                      29,025,997
                                                                                             ---------------
                                                                                                 47,897,750
                                                                                             ---------------
                      Financial Conglomerates (7.9%)
          330,871     American Express Co.                                                       17,608,955
          741,074     Brookfield Asset Mangemnet Inc. (Class A) (Canada)                         30,102,426
                                                                                             ---------------
                                                                                                 47,711,381
                                                                                             ---------------
                      Financial Publishing/Services (3.9%)
          170,862     McGraw-Hill Companies, Inc. (The)                                           8,582,398
          279,565     Moody's Corp.                                                              15,225,110
                                                                                             ---------------
                                                                                                 23,807,508
                                                                                             ---------------
                      Home Building (2.3%)
          484,078     Pulte Homes, Inc.                                                          13,936,606
                                                                                             ---------------

                      Hotels/Resorts/Cruiselines (1.5%)
          245,348     Marriott International, Inc. (Class A)                                      9,352,666
                                                                                             ---------------

                      Internet Retail (2.8%)
          440,471     Amazon.com, Inc.*                                                          17,037,418
                                                                                             ---------------

                      Internet Software/Services (11.5%)
          209,355     Akamai Technologies, Inc.*                                                  7,576,557
           80,758     Google, Inc. (Class A)*                                                    33,864,252
          863,627     Yahoo!, Inc.*                                                              28,499,691
                                                                                             ---------------
                                                                                                 69,940,500
                                                                                             ---------------
                      Investment Banks/Brokers (1.7%)
           21,478     Chicago Mercantile Exchange Holdings, Inc                                  10,548,920
                                                                                             ---------------

                      Managed Health Care (2.0%)
          272,496     UnitedHealth Group Inc.                                                    12,202,371
                                                                                             ---------------

                      Medical Specialties (1.3%)
          194,419     Dade Behring Holdings, Inc.                                                 8,095,607
                                                                                             ---------------

                      Miscellaneous Commercial Services (4.0%)
          149,706     Corporate Executive Board Co. (The)                                        15,000,541
          239,953     Iron Mountain Inc.*                                                         8,969,443
                                                                                             ---------------
                                                                                                 23,969,984
                                                                                             ---------------
                      Oil & Gas Production (4.8%)
          492,767     Ultra Petroleum Corp. (Canada)*                                            29,206,300
                                                                                             ---------------

                      Other Consumer Services (6.9%)
          240,682     Apollo Group, Inc. (Class A)*                                              12,436,039
        1,010,614     eBay, Inc.*                                                                29,600,884
                                                                                             ---------------
                                                                                                 42,036,923
                                                                                             ---------------
                      Personnel Services (1.6%)
          222,664     Monster Worldwide, Inc.*                                                    9,498,846
                                                                                             ---------------

                      Property - Casualty Insurers (2.9%)
            5,732     Berkshire Hathaway, Inc. (Class B)*                                        17,442,476
                                                                                             ---------------

                      Recreational Products (2.1%)
          297,339     Electronic Arts, Inc.*                                                     12,797,470
                                                                                             ---------------

                      Specialty Telecommunications (1.6%)
          276,937     Crown Castle International Corp.*                                           9,565,404
                                                                                             ---------------

                      Tobacco (2.0%)
          169,017     Altria Group, Inc.                                                         12,410,918
                                                                                             ---------------

                      Wireless Telecommunications (3.0%)
          547,232     America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                       18,200,936
                                                                                             ---------------

                      TOTAL COMMON STOCKS
                        (Cost $546,664,927)                                                      605,448,559
                                                                                             ---------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
--------------------
                        SHORT-TERM INVESTMENT (0.5%)
                        REPURCHASE AGREEMENT
             $2,801     Joint repurchase agreement account 5.215% due 07/03/06
                        (dated 06/30/06; proceeds $2,802,217) (b)
                          (Cost $2,801,000)                                                       2,801,000
                                                                                             ---------------

                        TOTAL INVESTMENTS
                          (Cost $549,465,927) (c)                                100.3%         608,249,559
                        LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.3)         (1,561,953)
                                                                               ---------     ---------------
                        NET ASSETS                                               100.0%        $606,687,606
                                                                               =========     ===============

--------------------------------------------------------------------------------

               ADR  American Depositary Receipt.
               *    Non-income producing security.
               (a)  A security with a total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
               (b)  Collateralized by federal agency and U.S. Treasury
                    obligations.
               (c)  The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $101,469,682 and the aggregate gross unrealized depreciation is $42,686,050, resulting in net unrealized appreciation of $58,783,632.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Growth Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                         /s/ Ronald E. Robison
                                         Ronald E. Robison
                                         Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Growth Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                                       5